Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 6,966	$ 3,183
Restricted deposits	33	34
Trade receivables, net of allowance for credit losses of $669 and $380 as of June 30, 2024 and December 31, 2023		278
Prepaid expenses and other receivables	558	467
Inventory	625	607
TOTAL CURRENT ASSETS	8,182	4,569
NON-CURRENT ASSETS:
Restricted deposits	81	85
Operating lease right-of-use assets, net	850	1,144
Property, plant and equipment	4,811	4,563
Other asset		233
TOTAL NON-CURRENT ASSETS	5,742	6,025
TOTAL ASSETS	13,924	10,594
CURRENT LIABILITIES:
Trade payables	172	321
Deferred revenue	387	387
Other payables	1,653	1,401
Current maturities of operating lease liabilities	544	611
TOTAL CURRENT LIABILITIES	2,756	2,720
NON-CURRENT LIABILITIES:
European Investment Bank (“EIB”) Loan	4,345	4,461
Warrants’ liability	11
Operating lease liabilities	276	533
TOTAL NON-CURRENT LIABILITIES	4,632	4,994
COMMITMENTS (Note 6c)
TOTAL LIABILITIES	7,388	7,714
SHAREHOLDERS’ EQUITY:
Ordinary Shares, no par value - Authorized 15,000,000 ; Issued and outstanding 5,958,757 and 2,151,745 as of June 30, 2024 and December 31, 2023, respectively	124	124
Additional paid in capital	105,474	100,237
Foreign currency cumulative translation reserve	(2,053)	(2,053)
Accumulated deficit	(97,009)	(95,428)
TOTAL SHAREHOLDERS’ EQUITY	6,536	2,880
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 13,924	$ 10,594